Freight Costs (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Freight costs	¥ 3,406	$ 491	¥ 2,938	¥ 3,603
Freight costs, distribution expenses	¥ 8,177	$ 1,178	¥ 7,713	¥ 10,196